As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22708)

Brown Advisory Funds
(Exact name of registrant as specified in charter)

901 South Bond Street, Suite 400
Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

David M. Churchill
President
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.1%
Consumer Discretionary - 6.0%
379,341	Fossil, Inc.*	36,644,341
1,040,812	Starbucks Corp.	59,284,651
		95,928,992
Consumer Staples - 9.2%
372,744	Costco Wholesale Corp.	39,551,866
850,753	Estee Lauder Companies, Inc.	54,473,715
674,180	Mead Johnson Nutrition Co.	52,215,241
		146,240,822
Energy - 9.7%
355,378	Core Laboratories NV	49,013,734
1,002,295	FMC Technologies, Inc.*	54,514,825
667,971	Schlumberger, Ltd.	50,024,348
		153,552,907
Financials - 3.7%
3,350,622	Charles Schwab Corp.	59,272,503
Health Care - 14.8%
501,099	Covance, Inc.*	37,241,678
367,893	DaVita, Inc.*	43,628,431
1,163,249	Express Scripts, Inc.*	67,061,305
381,282	IDEXX Laboratories, Inc.*	35,226,644
104,198	Intuitive Surgical, Inc.*	51,181,015
		234,339,073
Industrials - 13.4%
844,350	Danaher Corp.	52,476,353
938,360	Fluor Corp.	62,241,419
382,737	Roper Industries, Inc.	48,726,247
468,501	Stericycle, Inc.*	49,745,436
		213,189,455
Information Technology - 37.6%
621,014	Accenture PLC	47,178,433
628,193	Amphenol Corp.	46,894,607
417,178	ANSYS, Inc.*	33,966,633
150,766	Apple, Inc.	66,733,555
429,306	Citrix Systems, Inc.*	30,978,721
569,982	Cognizant Technology Solutions Corp.*	43,666,321
1,861,974	Genpact Limited	33,869,307
90,906	Google, Inc.*	72,182,091
102,839	Mastercard, Inc.	55,649,268
958,637	National Instruments Corp.	31,395,362
1,187,018	NetApp, Inc.*	40,548,535
909,837	QUALCOMM, Inc.	60,913,587
191,320	Salesforce.com, Inc.*	34,213,756
		598,190,176
Materials - 2.7%
526,033	Ecolab, Inc.	42,177,326
Total Common Stocks (Cost $1,278,616,158)		1,542,891,254

Short Term Investments - 2.8%
Money Market Funds - 2.8%
44,508,306	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	44,508,306
Total Short Term Investments (Cost $44,508,306)		44,508,306

Total Investments - 99.9% (Cost $1,323,124,464)		1,587,399,560
Other Assets in Excess of Liabilities - 0.1%		1,840,099
NET ASSETS - 100.0%		$1,589,239,659

* Non-Income Producing.
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$1,328,216,286
Gross unrealized appreciation	268,915,081
Gross unrealized depreciation	(9,731,807)
Net unrealized appreciation	$259,183,274

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$1,542,891,254	$-	$-
Short Term Investments	$44,508,306	$-	$-
Total Investments	$1,587,399,560	$-	$-

Brown Advisory Value Equity Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.3%
Consumer Discretionary - 9.3%
63,700	Abercrombie & Fitch Co.	2,942,940
182,350	Best Buy, Inc.	4,039,052
62,972	Deckers Outdoor Corp.*	3,506,911
124,558	Guess?, Inc.	3,092,775
		13,581,678
Energy - 17.6%
121,321	Canadian Natural Resources, Ltd.	3,898,044
23,482	Carbo Ceramics, Inc.	2,138,506
27,860	Cimarex Energy Co.	2,101,758
60,785	Eaton Corp. PLC	3,723,081
61,806	National Oilwell Varco, Inc.	4,372,774
45,856	Occidental Petroleum Corp.	3,593,735
78,045	Schlumberger, Ltd.	5,844,790
		25,672,688
Financials - 25.7%
26,500	ACE Limited	2,357,705
283,393	Charles Schwab Corp.	5,013,222
147,335	Hartford Financial Services Group, Inc.	3,801,243
37,930	M&T Bank Corp.	3,912,859
135,569	Metlife, Inc.	5,154,333
77,075	Northern Trust Corp.	4,205,212
36,607	PNC Financial Services Group, Inc.	2,434,365
37,539	Prudential Financial, Inc.	2,214,426
449,061	Regions Financial Corp.	3,677,810
164,601	SunTrust Banks, Inc.	4,742,155
		37,513,330
Health Care - 8.0%
32,580	Johnson & Johnson	2,656,247
77,800	Merck & Co., Inc.	3,441,094
78,045	Novartis AG	5,559,926
		11,657,267
Industrials - 11.5%
20,327	3M Co.	2,160,964
80,719	Fluor Corp.	5,354,091
87,622	Kennametal, Inc.	3,420,763
115,777	PACCAR, Inc.	5,853,685
		16,789,503
Information Technology - 19.9%
11,425	Apple, Inc.	5,057,048
46,925	Check Point Software Technologies Ltd.*	2,205,006
118,650	Microchip Technology, Inc.	4,361,574
178,700	Microsoft Corp.	5,112,607
112,570	NetApp, Inc.*	3,845,391
115,392	Oracle Corp.	3,731,777
70,995	QUALCOMM, Inc.	4,753,115
		29,066,518
Materials - 5.3%
84,855	E.I. du Pont de Nemours & Co.	4,171,472
110,140	Freeport-McMoRan Copper & Gold, Inc.	3,645,634
		7,817,106
Total Common Stocks (Cost $119,077,686)		142,098,090

Short Term Investments - 2.8%
Money Market Funds- 2.8%
4,120,357	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	4,120,357
Total Short Term Investments (Cost $4,120,357)		4,120,357

Total Investments - 100.1% (Cost $123,198,043)		146,218,447
Liabilities in Excess of Other Assets - (0.1)%		(158,530)
NET ASSETS - 100.0%		$146,059,917

* Non-Income Producing.
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$124,439,793
Gross unrealized appreciation	23,785,686
Gross unrealized depreciation	(2,007,032)
Net unrealized appreciation	$21,778,654

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$142,098,090	$-	$-
Short Term Investments	$4,120,357	$-	$-
Total Investments	$146,218,447	$-	$-

Brown Advisory Flexible Value Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.7%
Consumer Discretionary - 19.9%
35,762	Aaron's, Inc.	1,025,654
16,142	Bed Bath & Beyond, Inc.*	1,039,867
60,826	Best Buy, Inc.	1,347,296
26,994	CarMax, Inc.*	1,125,650
23,596	General Motors Co.*	656,441
31,376	Lowe's Companies, Inc.	1,189,778
32,592	Mondelez International, Inc.	997,641
13,797	Time Warner Cable, Inc.	1,325,340
22,889	TJX Companies, Inc.	1,070,061
33,032	Walt Disney Co.	1,876,217
		11,653,945
Consumer Staples - 2.2%
8,845	Kraft Foods Group, Inc.	455,783
10,892	PepsiCo, Inc.	861,666
		1,317,449
Energy - 9.6%
47,714	Kinder Morgan, Inc.	1,845,578
13,678	Occidental Petroleum Corp.	1,071,945
25,819	Southwestern Energy Co.*	962,016
17,177	Total S.A. ADR	824,152
22,404	World Fuel Services Corp.	889,887
		5,593,578
Financials - 20.9%
13,270	American Express Co.	895,194
43,035	Bank of America Corp.	524,166
24,032	Berkshire Hathaway, Inc.*	2,504,135
50,755	Charles Schwab Corp.	897,856
20,674	CME Group, Inc.	1,269,177
8,052	Franklin Resources, Inc.	1,214,322
24,357	JPMorgan Chase & Co.	1,155,983
90,879	Regions Financial Corp.	744,299
10,661	T. Rowe Price Group, Inc.	798,189
60,224	Wells Fargo Co.	2,227,686
		12,231,007
Health Care - 8.4%
29,314	Express Scripts, Inc.*	1,689,952
23,275	Merck & Co., Inc.	1,029,453
28,212	Pfizer, Inc.	814,199
21,040	Wellpoint, Inc.	1,393,479
		4,927,083
Industrials - 11.1%
22,517	Canadian National Railway Co.	2,258,455
6,869	Canadian Pacific Railway Ltd.	896,199
36,328	Owens Corning*	1,432,413
16,528	PACCAR, Inc.	835,656
11,594	United Technologies Corp.	1,083,227
		6,505,950
Information Technology - 22.0%
19,283	Accenture PLC	1,464,930
2,396	Apple, Inc.	1,060,541
3,575	Google, Inc.*	2,838,657
3,271	International Business Machines Corp.	697,704
5,521	Mastercard, Inc.	2,987,579
48,011	Microsoft Corp.	1,373,595
17,846	QUALCOMM, Inc.	1,194,790
7,355	Visa, Inc.	1,249,173
		12,866,969
Telecommunication Services - 1.6%
13,540	Crown Castle International Corp.*	942,925
Total Common Stocks (Cost $41,535,500)		56,038,906

Warrants - 0.5%
34,500	Kinder Morgan, Inc.*	177,330
12,000	Wells Fargo Co.*	143,520
Total Warrants (Cost $172,575)		320,850

Short Term Investments - 3.1%
Money Market Funds - 3.1%
1,809,156	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	1,809,156
Total Short Term Investments (Cost $1,809,156)		1,809,156

Total Investments - 99.3% (Cost $43,517,231)		58,168,912
Other Assets in Excess of Liabilities - 0.7%		381,057
NET ASSETS - 100.0%		$58,549,969

* Non-Income Producing.
ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$43,557,964
Gross unrealized appreciation	14,885,845
Gross unrealized depreciation	(274,897)
Net unrealized appreciation	$14,610,948

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$56,038,906	$-	$-
Warrants	$320,850	$-	$-
Short Term Investments	$1,809,156	$-	$-
Total Investments	$58,168,912	$-	$-

Brown Advisory Small Cap Growth Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.2%
Consumer Discretionary - 9.3%
84,791	Ann, Inc.*	2,460,635
70,757	Ascent Capital Group, Inc.*	5,267,151
65,331	Harman International Industries, Inc.	2,915,723
211,904	HomeAway, Inc. *	6,886,880
81,278	Monro Muffler Brake, Inc.	3,227,549
379,376	Quiksilver, Inc.*	2,302,812
61,364	Vitamin Shoppe, Inc.*	2,997,632
		26,058,382
Consumer Staples - 1.6%
58,684	PriceSmart, Inc.	4,567,376
Energy - 2.8%
125,792	Helix Energy Solutions Group, Inc. Co.*	2,878,121
122,056	World Fuel Services Corp.	4,848,064
		7,726,185
Financials - 1.7%
99,842	Prosperity Bancshares, Inc.	4,731,512
Health Care - 16.8%
147,295	Catamaran Corp.*	7,811,054
110,994	Covance, Inc.*	8,249,074
142,846	Endologix, Inc.*	2,306,963
63,876	Henry Schein, Inc.*	5,911,724
190,842	HMS Holdings Corp.*	5,181,360
40,041	IDEXX Laboratories, Inc.*	3,699,388
154,787	Incyte Corp.*	3,623,564
105,116	Seattle Genetics, Inc.*	3,732,669
68,519	The Advisory Board Company*	3,598,618
139,286	Volcano Corp.*	3,100,506
		47,214,920

Industrials - 24.7%
46,999	Colfax Corp.*	2,187,334
40,236	Acuity Brands, Inc.	2,790,366
81,411	Corporate Executive Board Co.	4,734,864
40,956	CoStar Group, Inc.*	4,483,044
64,102	HEICO Corp.	2,782,668
114,167	Hexcel Corp.*	3,311,985
95,960	IDEX Corp.	5,126,183
389,752	Knight Transportation, Inc.	6,275,007
85,652	Landstar System, Inc.	4,889,873
200,396	Quanex Building Products Corp.	3,226,375
190,749	Roadrunner Transportation Services Holdings, Inc.*	4,387,227
204,407	SHFL entertainment, Inc.*	3,387,024
109,800	United Rentals, Inc.*	6,035,706
362,531	UTi Worldwide, Inc.	5,249,449
17,593	Valmont Industries, Inc.	2,766,851
213,291	Waste Connections, Inc.	7,674,210
		69,308,166
Information Technology - 33.5%
291,768	Accelrys, Inc.*	2,847,656
81,235	Acme Packet, Inc.*	2,373,687
371,212	Applied Micro Circuits Corp.*	2,754,393
254,259	Broadridge Financial Solutions, Inc.	6,315,793
118,889	Broadsoft, Inc.*	3,146,992
69,000	Cavium, Inc.*	2,677,890
67,006	CommVault Systems, Inc.*	5,493,152
34,507	Concur Technologies, Inc.*	2,369,251
198,611	CoreLogic, Inc.*	5,136,080
231,665	ExactTarget, Inc.*	5,390,844
305,247	EXFO, Inc.*†	1,553,707
276,616	Genpact Limited	5,031,645
107,348	Global Payments, Inc.	5,330,902
203,687	Informatica Corp.*	7,021,091
220,170	Interactive Intelligence Group, Inc.*	9,764,539
88,448	MAXIMUS, Inc.	7,073,186
110,802	Mercury Computer Systems, Inc.*	816,611
124,818	Microsemi Corp.*	2,892,033
202,950	Pegasystems, Inc.	5,698,836
198,527	Riverbed Technology, Inc.*	2,960,038
264,893	Sapient Corp.*	3,229,046
39,548	Ultimate Software Group, Inc.*	4,119,320
		93,996,692
Materials - 1.8%
76,651	Rockwood Holdings, Inc.	5,016,041
Total Common Stocks (Cost $192,091,798)		258,619,274

Private Placements - 0.7%
15,000	Greenspring Global Partners IV-B, L.P.*^†	1,813,109
29,769	Greenspring Global Partners V-B, L.P.* ˜†	29,769
		1,842,878
Total Private Placements (Cost $1,413,657)		1,842,878

Short Term Investments - 7.3%
Money Market Funds - 7.3%
20,495,328	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	20,495,328
Total Short Term Investments (Cost $20,495,328)		20,495,328

Total Investments - 100.2% (Cost $214,000,783)		280,957,480
Liabilities in Excess of Other Assets - (0.2)%		(458,056)
NET ASSETS - 100.0%		$280,499,424

* Non-Income Producing.
# Annualized seven-day yield as of March 31, 2013.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from February 2008 to March 2013 as part of a $2,000,000 capital commitment. At March 2013, $1,500,000 of the capital commitment has been fulfilled by the Fund.

˜Security is exempt from registration under Rule 144A of the Securities Act of 1933. Security is fair valued under the supervision of the Board of Trustees and was acquired from October 2012 to March 2013 as part of a $100,000 capital commitment. At March 2013, $29,769 of the capital commitment has been fulfilled by the Fund.

† All or a portion of this security is considered illiquid. At March 31, 2013, the total market value of securities considered illiquid was $2,841,690 or 1.01% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$215,899,609
Gross unrealized appreciation	69,350,038
Gross unrealized depreciation	(4,292,167)
Net unrealized appreciation	$65,057,871

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$258,619,274	$-	$-
Private Placements	$-	$-	$1,842,878
Short Term Investments	$20,495,328	$-	$-
Total Investments	$279,114,602	$-	$1,842,878

Brown Advisory Opportunity Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.7%
Consumer Discretionary - 16.5%
5,122	Best Buy, Inc.	113,452
357	Chipotle Mexican Grill, Inc.*	116,336
2,574	Coach, Inc.	128,674
2,296	Deckers Outdoor Corp.*	127,864
1,011	Fossil, Inc.*	97,663
4,498	Guess?, Inc.	111,685
4,381	HomeAway, Inc.*	142,383
3,444	Lowe's Companies, Inc.	130,597
3,051	Monro Muffler Brake, Inc.	121,155
7,434	SHFL entertainment, Inc.*	123,181
2,679	Starbucks Corp.	152,596
1,782	Tiffany & Co.	123,920
		1,489,506
Consumer Staples - 5.8%
2,022	Estee Lauder Companies, Inc.	129,469
1,667	Mead Johnson Nutrition Co.	129,109
1,713	PriceSmart, Inc.	133,323
2,511	Susser Holdings Corp.*	128,337
		520,238
Energy - 11.3%
4,276	Canadian Natural Resources, Ltd.	137,388
1,338	Core Laboratories NV	184,537
2,622	Eaton Corp PLC	160,598
3,208	FMC Technologies, Inc.*	174,483
1,584	National Oilwell Varco, Inc.	112,068
2,033	Schlumberger, Ltd.	152,251
2,543	Southwestern Energy Co.*	94,752
		1,016,077
Financials - 13.9%
11,322	Charles Schwab Corp.	200,286
3,488	Hartford Financial Services Group, Inc.	89,990
1,761	JPMorgan Chase & Co.	83,577
1,398	M&T Bank Corp.	144,218
2,323	Metlife, Inc.	88,321
1,872	Prosperity Bancshares, Inc.	88,714
11,081	Regions Financial Corp.	90,753
6,478	SunTrust Banks, Inc.	186,631
32,840	Synovus Financial Corp.	90,967
8,227	TFS Financial Corp.*	89,099
2,774	Wells Fargo Co.	102,610
		1,255,166
Health Care - 10.4%
1,103	athenahealth, Inc.*	107,035
2,477	Covance, Inc.*	184,091
1,492	DaVita, Inc.*	176,936
3,224	Express Scripts, Inc.*	185,864
2,924	HMS Holdings Corp.*	79,386
4,505	Incyte Corp.*	105,462
193	Intuitive Surgical, Inc.*	94,800
		933,574
Indusrials - 1.3%
2,599	Colfax Corp.*	120,957
Industrials - 8.9%
1,348	Fluor Corp.	89,413
1,904	HEICO Corp.	82,653
9,594	Knight Transportation, Inc.	154,463
4,490	Sensata Technologies Holding NV*	147,586
1,562	Stericycle, Inc.*	165,853
2,927	United Rentals, Inc.*	160,897
		800,865
Information Technology - 26.5%
619	Apple, Inc.	273,988
13,434	Applied Micro Circuits Corp.*	99,680
1,947	Check Point Software Technologies Ltd.*	91,489
1,112	Citrix Systems, Inc.*	80,242
3,191	CoreLogic, Inc.*	82,519
4,598	EPAM Systems, Inc.*	106,811
3,980	ExactTarget, Inc.*	92,615
5,625	Genpact Limited	102,319
1,701	Global Payments, Inc.	84,472
214	Mastercard, Inc.	115,802
9,532	Mercury Computer Systems, Inc.*	70,251
4,672	Microsemi Corp.*	108,250
2,714	MTS Systems Corp.	157,819
3,503	National Instruments Corp.	114,723
2,473	NetApp, Inc.*	84,478
4,829	Pegasystems, Inc.	135,598
4,317	QUALCOMM, Inc.	289,023
4,208	Riverbed Technology, Inc.*	62,741
826	Salesforce.com, Inc.*	147,714
527	Visa, Inc.	89,506
		2,390,040
Materials - 4.1%
1,720	Ecolab, Inc.	137,910
1,183	Praxair, Inc.	131,952
1,446	Rockwood Holdings, Inc.	94,626
		364,488
Total Common Stocks (Cost $7,087,908)		8,890,911

Short Term Investments - 1.2%
Momey Market Funds - 1.2%
109,469	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	109,469
Total Short Term Investments (Cost $109,469)		109,469

Total Investments - 99.9% (Cost $7,197,377)		9,000,380
Other Assets in Excess of Liabilities - 0.1%		5,298
NET ASSETS - 100.0%		$9,005,678

* Non-Income Producing.
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$7,288,546
Gross unrealized appreciation	1,871,778
Gross unrealized depreciation	(159,944)
Net unrealized appreciation	$1,711,834

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$8,890,911	$-	$-
Short Term Investments	$109,469	$-	$-
Total Investments	$9,000,380	$-	$-

Brown Advisory Small Cap Fundamental Value Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.3%
Consumer Discretionary - 14.6%
132,130	Ascent Capital Group, Inc.*	9,835,757
122,984	Cato Corp.	2,968,834
217,634	Core-Mark Holding Co., Inc.	11,166,801
1,580,511	Denny's Corp.*	9,119,549
221,561	GameStop Corp.	6,197,061
135,187	Maidenform Brands, Inc.*	2,369,828
288,562	Starz*	6,391,648
		48,049,478
Consumer Staples - 5.6%
57,503	Casey's General Stores, Inc.	3,352,425
294,937	Susser Holdings Corp.*	15,074,230
		18,426,655
Energy - 6.6%
205,701	Gulf Island Fabrication, Inc.	4,332,063
364,420	RigNet, Inc.*	9,088,635
79,251	Susser Petroleum Partners LP	2,575,657
139,651	World Fuel Services Corp.	5,546,938
		21,543,293
Financials - 27.4%
403,806	American Equity Investment Life Holding Co.	6,012,671
122,224	Assurant, Inc.	5,501,302
1,020,435	CapitalSource, Inc.	9,816,585
330,205	Capitol Federal Financial, Inc.	3,985,574
376,027	CYS Investments, Inc.	4,414,557
967,110	GFI Group, Inc.	3,230,147
121,322	Kemper Corp.	3,956,311
684,580	Maiden Holdings Ltd.	7,249,702
932,637	MFA Financial, Inc.	8,692,177
336,520	OceanFirst Financial Corp.	4,852,618
261,305	Oritani Financial Corp.	4,047,615
151,759	Pacific Premier Bancorp, Inc.*	1,995,631
446,636	PHH Corp.*	9,808,127
194,068	Renasant Corp.	4,343,242
2,388,075	Synovus Financial Corp.	6,614,968
484,481	TFS Financial Corp.*	5,246,929
		89,768,156
Health Care - 2.9%
197,534	Air Methods Corp.	9,529,040
Industrials - 11.2%
242,834	Actuant Corp.	7,435,577
87,039	Brady Corp.	2,918,418
221,086	DigitalGlobe, Inc.*	6,391,596
293,072	Fly Leasing Ltd.	4,741,905
177,876	Thermon Group Holdings, Inc.*	3,950,626
44,390	TMS International Corp.*	585,948
334,933	TriMas Corp.*	10,875,274
		36,899,344
Information Technology - 20.0%
385,334	Broadridge Financial Solutions, Inc.	9,571,697
382,960	CoreLogic, Inc.*	9,903,346
76,307	DST Systems, Inc.	5,438,400
397,158	Echostar Corp.*	15,477,247
129,584	MAXIMUS, Inc.	10,362,832
169,519	Measurement Specialties, Inc.*	6,741,771
70,236	MTS Systems Corp.	4,084,223
274,383	Vishay Precision Group, Inc.*	4,030,686
		65,610,202
Materials - 2.9%
88,558	Innophos Holdings, Inc.	4,831,725
173,323	KMG Chemicals, Inc.	3,369,399
57,503	Kraton Performance Polymers, Inc.*	1,345,570
		9,546,694
Telecommunication Services - 2.1%
520,712	Boingo Wireless, Inc.*	2,874,330
772,871	Orbcomm, Inc.*	4,026,658
		6,900,988
Total Common Stocks (Cost $243,509,365)		306,273,850

Real Estate Investment Trusts - 2.3%
272,559	Starwood Property Trust, Inc.	7,566,238
Total Real Estate Investment Trusts (Cost $6,090,525)		7,566,238

Short Term Investments - 5.1%
Money Market Funds - 5.1%
16,816,553	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	16,816,553
Total Short Term Investments (Cost $16,816,553)		16,816,553

Total Investments - 100.7% (Cost $266,416,443)		330,656,641
Liabilities in Excess of Other Assets - (0.7)%		(2,335,677)
NET ASSETS - 100.0%		$328,320,964

* Non-Income Producing.
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$266,832,958
Gross unrealized appreciation	67,813,605
Gross unrealized depreciation	(3,989,922)
Net unrealized appreciation	$63,823,683

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$306,273,850	$-	$-
Real Estate Investment Trusts	$7,566,238	$-	$-
Short Term Investments	$16,816,553	$-	$-
Total Investments	$330,656,641	$-	$-

Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 94.1%
General Obligation Bonds - 41.3%
2,000,000	Anne Arundel County Maryland Consolidated General Improvements	3.00%	04/01/2013	2,000,480
565,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	03/01/2015	615,692
500,000	Anne Arundel County Maryland Consolidated General Improvements	4.00%	04/01/2015	536,700
250,000	Anne Arundel County Maryland Consolidated General Improvements Callable 3/1/2017 @ 100^	5.00%	03/01/2018	291,398
2,000,000	Anne Arundel County Maryland Consolidated General Improvements	5.00%	04/01/2018	2,400,680
1,230,000	Anne Arundel County Maryland Consolidated Water & Sewer Callable 3/1/2015 @ 100^	5.00%	03/01/2017	1,337,933
1,055,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	08/01/2013	1,072,587
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/2015	1,001,079
1,280,000	Baltimore County Maryland Consolidated Public Improvement AGM Insured Series A	5.00%	10/15/2015	1,429,517
2,000,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2013	2,033,340
225,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2014	239,463
575,000	Baltimore County Maryland Pension Funding	5.00%	08/01/2015	637,439
960,000	Baltimore County Maryland Refunding Metropolitan District	5.00%	08/01/2020	1,204,262
250,000	Baltimore Maryland Consolidated Public Improvement	5.00%	10/15/2015	279,202
440,000	Baltimore Maryland Consolidated Public Improvement NATL-RE Insured Series A	5.00%	10/15/2014	472,424
1,470,000	Calvert County Maryland Consolidated Public Improvement	4.00%	04/01/2014	1,526,624
1,000,000	Calvert County Maryland Refunding	3.00%	07/15/2016	1,081,410
500,000	Calvert County Maryland Refunding	5.00%	07/15/2017	591,575
2,540,000	Carroll County Maryland Consolidated Public Improvement	4.00%	11/01/2013	2,598,242
200,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	10/01/2014	211,410
1,000,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	5.00%	11/01/2015	1,119,720
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/2015	548,405
1,080,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/2014	1,128,622
1,930,000	Charles County Maryland County Commissioners Consolidated Public Improvement Series A	5.00%	02/01/2015	2,096,655
345,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100^	4.25%	03/01/2016	370,409
660,000	Charles County Maryland County Commissioners Consolidated Public Improvement Callable 3/1/2015 @ 100^	4.25%	03/01/2016	709,672
2,000,000	Charles County Maryland County Commissioners Consolidated Public Improvement	4.00%	11/01/2018	2,334,740
470,000	Cumberland Maryland Public Improvement Assured Guaranty Insured	5.00%	09/01/2018	566,764
2,000,000	Frederick County Maryland Consolidated Public Improvement Series A	4.00%	02/01/2016	2,196,360
200,000	Frederick County Maryland Public Facilities	5.00%	08/01/2014	212,688
250,000	Frederick County Maryland Public Facilities Callable 8/1/2015 @ 100^	5.00%	08/01/2016	277,067
1,000,000	Frederick County Maryland Public Facilities Callable 12/1/2015 @ 100^	5.00%	12/01/2017	1,122,640
300,000	Frederick County Maryland Public Facilities Callable 6/1/2017 @ 100^	5.00%	06/01/2018	354,057
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2018	615,215
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/2021	641,690
500,000	Frederick County Maryland Refunding Series C	4.00%	12/01/2013	512,900
2,500,000	Frederick County Maryland Special Obligation Subordinated Urbana Community Development Authority Series B, Callable 7/1/2020 @ 100^	5.50%	07/01/2040	2,555,700
375,000	Frederick County Maryland Special Obligation Urbana Community Development Authority Series A	4.00%	07/01/2017	413,201
150,000	Harford County Maryland Consolidated Public Improvement	4.50%	12/01/2014	160,781
330,000	Harford County Maryland Consolidated Public Improvement	5.00%	07/01/2015	364,762
200,000	Harford County Maryland Consolidated Public Improvement	5.00%	12/01/2015	224,796
600,000	Harford County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2016	687,042
300,000	Harford County Maryland Consolidated Public Improvement	4.00%	02/15/2017	339,189
2,870,000	Harford County Maryland Consolidated Public Improvement	5.00%	07/01/2017	3,391,479
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	08/15/2013	509,285
500,000	Howard County Maryland Consolidated Public Improvement Series A	5.00%	02/15/2017	584,470
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2014	730,285
2,000,000	Howard County Maryland Consolidated Public Improvement Project Series A	4.00%	04/15/2015	2,149,040
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/2015	332,874
560,000	Howard County Maryland Metropolitan District Series A	4.00%	02/15/2015	598,858
2,020,000	Howard County Maryland Refunding Metropolitan District Project Series B	5.00%	08/15/2016	2,323,444
210,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series MM-2	3.00%	11/01/2015	223,675
680,000	Maryland National Capital Park & Refunding Park Acquisition & Development Project	4.00%	12/01/2019	801,203
620,000	Maryland National Capital Park & Refunding Park Acquisition & Development Project	4.00%	12/01/2020	734,830
300,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2013 @ 100^	5.00%	08/01/2014	304,971
2,170,000	Maryland State & Local Facilities Loan	5.00%	08/01/2014	2,309,488
550,000	Maryland State & Local Facilities Loan	5.00%	08/01/2015	609,725
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/2015	554,295
500,000	Maryland State & Local Facilities Loan 1st Series, Callable 8/1/2014 @ 100^	5.00%	08/01/2015	531,705
725,000	Maryland State & Local Facilities Loan 2nd Series A	4.00%	08/01/2016	808,984
500,000	Maryland State & Local Facilities Loan	5.00%	08/01/2016	574,465
575,000	Maryland State & Local Facilities Loan	5.50%	03/01/2017	684,526
390,000	Maryland State & Local Facilities Loan 1st Series	5.00%	03/15/2017	457,302
3,000,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/2017	3,559,860
665,000	Maryland State & Local Facilities Loan 2nd Series A, Callable 8/1/2015 @ 100^	5.00%	08/01/2017	737,000
600,000	Maryland State & Local Facilities Loan Callable 2/15/2015 @ 100^	5.00%	02/15/2018	652,578
1,000,000	Maryland State & Local Facilities Loan 2nd Series, Callable 8/1/2017 @ 100^	5.00%	08/01/2018	1,180,500
500,000	Maryland State & Local Facilities Loan Callable 3/1/2017 @ 100^	5.00%	03/01/2019	584,725
125,000	Maryland State & Local Facilities Loan Capital Improvement 1st Series A	5.25%	03/01/2015	136,865
2,500,000	Maryland State Local Facilities First Series C, Callable 3/1/2019 @ 100^	4.00%	03/01/2022	2,828,175
1,000,000	Maryland State Refunding State and Local Facilities Loans	5.00%	11/01/2019	1,243,070
425,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	07/01/2014	450,653
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2014	601,318
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	11/01/2014	1,075,990
2,175,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2015	2,387,128
565,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2015	626,353
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 9/1/2014 @ 100^	5.00%	09/01/2015	533,745
1,745,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/2016	1,987,049
2,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2016	2,297,860
500,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 4/1/2014 @ 100^	5.00%	04/01/2017	524,190
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A, Callable 5/1/2017 @ 100^	5.00%	05/01/2018	2,001,036
1,000,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/2018	1,214,100
1,295,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	2.00%	06/01/2013	1,298,989
950,000	Montgomery County Maryland Parking Revenue System Project Bethesda Parking Lot District	4.00%	06/01/2015	1,022,152
1,790,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2014	1,915,336
1,690,000	Prince Georges County Maryland Consolidated Public Improvement	3.00%	03/01/2015	1,777,491
250,000	Prince Georges County Maryland Consolidated Public Improvement	4.00%	03/01/2015	267,735
750,000	Prince Georges County Maryland Consolidated Public Improvement Series A	5.00%	07/15/2015	829,957
1,275,000	Prince Georges County Maryland Consolidated Public Improvement	5.00%	09/15/2015	1,420,426
680,000	Prince Georges County Maryland Refunding Consolidated Public Improvement Series B	5.00%	07/15/2017	805,814
200,000	St Mary's County Maryland	3.00%	07/15/2016	216,412
805,000	St. Mary's College Maryland Revenues Refunding Academic Fees	3.00%	09/01/2017	872,258
735,000	St. Mary's College Maryland Revenues Refunding Academic Fees	3.00%	09/01/2018	799,761
3,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	3,415,500
565,000	Washington County Maryland - Public Improvement	4.50%	01/01/2015	605,703
640,000	Washington County Maryland - Public Improvement	4.00%	01/01/2018	732,685
250,000	Washington Suburban Sanitary District Maryland Consolidated Public Improvement Series A	4.00%	06/01/2015	269,885
200,000	Washington Suburban Sanitary District Maryland Sewage Disposal	5.00%	06/01/2016	228,416
1,630,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2013 @ 100^	4.00%	06/01/2014	1,640,856
1,500,000	Washington Suburban Sanitation District - General Construction Callable 6/1/2014 @ 100^	4.00%	06/01/2015	1,564,560
210,000	Washington Suburban Sanitation District - Sewage Disposal	4.00%	06/01/2014	219,442
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2015	1,651,785
1,500,000	Washington Suburban Sanitation District Consolidated Public Improvement	5.00%	06/01/2016	1,713,120
1,330,000	Wicomico County Maryland AGM Insured	3.00%	12/01/2014	1,389,624
1,000,000	Worcester County Maryland Public Improvement	5.00%	10/01/2016	1,153,280
500,000	Worcester County Maryland Public Improvement	5.00%	10/01/2017	594,395
				111,357,213
Revenue Bonds - 52.8%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A, Callable 9/1/2016 @ 100^	5.00%	09/01/2019	826,558
500,000	Baltimore County Maryland Economic Development Various Garrison Forest School Incorporate#	3.00%	10/01/2031	525,100
500,000	Baltimore Maryland Project Revenue Water Project Series A, Callable 7/1/2013 @ 100^	5.00%	07/01/2033	506,265
390,000	Baltimore Maryland Wastewater Project Series C	3.00%	07/01/2013	392,874
360,000	Baltimore Maryland Wastewater Project Series A, Callable 7/1/2018 @ 100 AGM Insured^	5.00%	07/01/2020	426,798
1,000,000	Baltimore Maryland Wastewater Project Series C, Callable 7/1/2016 @ 100 AMBAC Insured^	5.00%	07/01/2021	1,132,940
1,000,000	Chicago Illinois O'Hare International Airport Refunding General Airport Third Lien Series B	5.25%	01/01/2018	1,187,010
1,000,000	Cobb County Georgia Kennestone Hospital Refunding Revenue Anticipation Certificates Callable 4/1/2023 @ 100^	5.00%	04/01/2024	1,223,130
1,000,000	Cobb County Georgia Kennestone Hospital Refunding Revenue Anticipation Certificates Callable 4/1/2023 @ 100^	5.00%	04/01/2028	1,166,630
2,855,000	Colorado Health Facilities Authority Revenue Refunding Covenant Retirement	5.00%	12/01/2022	3,254,072
1,275,000	Georgia State Housing & Finance Authority	1.35%	06/01/2018	1,275,561
835,000	Georgia State Housing & Finance Authority	1.45%	12/01/2018	833,998
1,390,000	Georgia State Housing & Finance Authority	1.70%	06/01/2019	1,386,664
750,000	Illinois Finance Authority Northwestern Memorial Callable 8/15/2022 @ 100^	4.00%	08/15/2033	778,830
3,400,000	Illinois Housing Development Authority Callable 1/1/2023 @ 100^	2.45%	06/01/2043	3,404,114
1,000,000	Indiana Finance Authority Hospital Revenue Community Health Network Series A	5.00%	05/01/2023	1,181,130
4,000,000	Lafayette Louisiana Utilities Revenue Refunding	5.00%	11/01/2020	4,902,160
1,000,000	Lower Colorado River Authority Texas Revenue Refunding Series A, Callable 05/15/2020 @ 100^	5.00%	05/15/2021	1,192,340
2,000,000	Lower Colorado River Authority Texas Revenue Refunding	5.00%	05/15/2021	2,450,980
1,100,000	Lower Colorado River Authority Texas Revenue Refunding Series B	5.00%	05/15/2021	1,348,039
500,000	Maryland Environmental Service Revenue Mid Shore III Regional Landfill Callable 11/1/2020 @ 100^	5.00%	11/01/2022	594,915
200,000	Maryland State Community Development Administration - Residential Program Series E	3.80%	09/01/2013	202,766
500,000	Maryland State Community Development Administration - Residential Program Series G	4.10%	09/01/2014	524,040
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/2015	1,067,440
585,000	Maryland State Community Development Administration - Single Family Housing Series A	1.00%	03/01/2014	588,738
500,000	Maryland State Community Development Administration Local Government Infrastructure - A-1 Callable 6/1/2020 @ 100^	3.50%	06/01/2022	548,170
300,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	1.90%	03/01/2016	308,148
175,000	Maryland State Community Development Administration Non AMT Non Ace - Single Family Housing	2.05%	09/01/2016	180,292
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/2013	1,057,150
1,000,000	Maryland State Department of Transportation	5.25%	12/15/2014	1,085,600
200,000	Maryland State Department of Transportation	5.00%	03/01/2015	217,944
100,000	Maryland State Department of Transportation	5.00%	06/01/2015	110,073
3,200,000	Maryland State Department of Transportation	4.00%	02/15/2016	3,522,816
1,300,000	Maryland State Department of Transportation	5.25%	12/15/2016	1,524,718
1,325,000	Maryland State Department of Transportation	5.00%	02/15/2017	1,548,289
1,400,000	Maryland State Department of Transportation	5.00%	06/01/2019	1,722,168
500,000	Maryland State Department of Transportation Callable 5/15/2017 @ 100^	4.00%	05/15/2020	551,905
700,000	Maryland State Department of Transportation 2nd Issue, Callable 9/1/2018 @ 100^	4.00%	09/01/2021	789,285
400,000	Maryland State Economic Development Corporation - Senior Student Housing Towson University Project Callable 07/01/2022 @ 100^	5.00%	07/01/2027	449,096
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 6/1/2016 @ 100 CIFG Insured^	5.00%	06/01/2022	526,790
1,600,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Callable 06/01/2013 @ 100^	6.50%	06/01/2027	1,617,760
255,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2013 @ 101^	5.00%	01/01/2014	258,272
455,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A	5.00%	01/01/2022	526,130
2,110,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A, Callable 1/1/2022 @ 100^	5.50%	01/01/2023	2,501,046
735,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2014	769,273
385,000	Maryland State Health & Higher Educational Facilities - Anne Arundel Health System, Inc.	4.00%	07/01/2016	426,314
1,395,000	Maryland State Health & Higher Educational Facilities - Charlestown Community Project	5.00%	01/01/2018	1,540,261
650,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A, Callable 7/1/2016 @ 100^	5.20%	01/01/2024	675,077
1,185,000	Maryland State Health & Higher Educational Facilities - FHA Insured Mortgage Western Maryland Health Series A	5.00%	07/01/2014	1,245,731
250,000	Maryland State Health & Higher Educational Facilities - Goucher College Callable 7/1/2014 @ 100^	4.50%	07/01/2019	263,420
390,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Series A, Callable 7/1/2022 @ 100^	5.00%	07/01/2023	468,694
1,995,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/2021	2,357,651
1,000,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.00%	07/01/2023	1,145,290
575,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%	07/01/2024	668,990
250,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center Callable 7/1/2021 @ 100^	5.25%	07/01/2025	288,000
1,500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 07/01/2022 @ 100^	5.00%	07/01/2023	1,862,805
3,400,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Callable 5/15/2020 @ 100^	5.00%	05/15/2040	3,733,846
1,200,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Mandatory Tender 5/15/2013 @ 100#	5.00%	05/15/2046	1,207,380
350,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System Series B#	4.30%	05/15/2048	377,318
115,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/2021	141,737
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2013	253,148
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/2018	602,050
3,000,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Callable 07/01/2022 @ 100^	5.00%	07/01/2023	3,721,320
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/2013	202,178
685,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2015	747,554
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A, Prerefunded 7/1/2014 @ 100^	4.00%	07/01/2017	522,860
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2017	571,695
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2017 @ 100^	5.00%	07/01/2018	287,578
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/2019	293,825
100,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100^	6.00%	07/01/2022	124,486
520,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Callable 7/1/2021 @ 100^	5.25%	07/01/2024	604,999
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/2013	253,983
725,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2014	770,530
2,600,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2016	2,953,938
355,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2021	427,764
500,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/2023	608,850
3,565,000	Maryland State Health & Higher Educational Facilities - Medstar Health Callable 5/15/2016 @ 100^	4.75%	05/15/2042	3,662,325
500,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2022 @ 100^	5.00%	07/01/2024	572,460
1,000,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.00%	07/01/2025	1,195,720
1,130,000	Maryland State Health & Higher Educational Facilities - Mercy Medical Center Callable 7/1/2021 @ 100^	6.25%	07/01/2031	1,332,033
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100^	5.00%	07/01/2026	215,580
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A, Callable 7/1/2017 @ 100^	5.00%	07/01/2027	144,901
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Callable 7/1/2017 @ 100^	4.50%	07/01/2035	202,344
1,000,000	Maryland State Health & Higher Educational Facilities - Peninsula Regional Medical Center Callable 7/1/2016 @ 100^	5.00%	07/01/2026	1,105,020
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	534,160
965,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	4.00%	07/01/2015	1,041,544
260,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Series F	5.00%	07/01/2018	305,770
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2020	306,007
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2021	492,460
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/2022	489,400
500,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2018 @ 100 AMBAC Insured^	5.50%	07/01/2024	580,145
250,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System Callable 7/1/2019 @ 100^	5.00%	07/01/2034	273,915
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/2013	403,644
1,995,000	Maryland State Health & Higher Educational Facilities - Upper Chesapeake Hospitals	5.50%	01/01/2018	2,153,403
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy Callable 1/1/2017 @ 100†^	5.25%	07/01/2018	99,960
240,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A, Callable 7/1/2016 @ 100 NATL-RE FHA 242 Insured^	5.00%	01/01/2025	266,011
1,750,000	Maryland State Industrial Development Financing Authority Multi-Modal#	2.00%	09/01/2040	1,794,415
750,000	Maryland State Transportation Authority Series A	3.00%	07/01/2016	809,377
990,000	Maryland State Transportation Authority Series A	5.00%	07/01/2018	1,193,188
570,000	Maryland State Transportation Authority Callable 7/1/2018 @ 100^	5.00%	07/01/2021	679,275
4,255,000	Maryland State Transportation Authority Airport Refunding Baltimore/Washington	5.00%	03/01/2022	5,182,462
2,660,000	Maryland State Transportation Authority Transportation	5.00%	07/01/2017	3,136,566
970,000	Maryland State Transportation Authority Transportation Facilities Project Series 2009A, Callable 7/1/2019 @ 100^	5.00%	07/01/2022	1,163,719
1,815,000	Maryland State Transportation Authority Transportation Refunding	5.00%	07/01/2020	2,253,813
1,715,000	Maryland State Water Quality Financing	5.00%	03/01/2015	1,868,029
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/2015	556,030
500,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2017	584,915
350,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund	5.00%	03/01/2018	419,426
300,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Callable 3/1/2018 @ 100^	4.00%	03/01/2019	341,085
265,000	Maryland State Water Quality Financing - Administrative Revolving Loan Fund Series A, Callable 3/1/2018 @ 100^	5.00%	03/01/2019	316,362
2,055,000	Miami-Dade County Florida Expressway Authority	5.00%	07/01/2018	2,432,175
500,000	Morgan State University Maryland Academic & Auxiliary Facilities Fees Revenue Callable 07/01/2013 @ 100^	5.00%	07/01/2020	506,200
500,000	Oklahoma State Municipal Power Authority Callable 01/01/2023 @ 100^	4.00%	01/01/2043	501,380
450,000	Oregon Health & Science University Series E, Callable 07/01/2022 @ 100^	5.00%	07/01/2025	532,849
250,000	Railsplitter Tobacco Settlement Authority	5.00%	06/01/2016	279,280
4,000,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	4,806,440
2,000,000	University of Maryland System Auxiliary Series A	4.00%	04/01/2014	2,077,660
350,000	University of Maryland System Auxiliary Series D	4.00%	04/01/2014	363,591
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/2013	500,205
350,000	University of Maryland System Auxiliary Facility & Tuition Revenue	5.00%	04/01/2015	382,655
1,000,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series D	3.00%	04/01/2015	1,053,300
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/2015	542,090
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/2016	560,135
250,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100^	5.00%	10/01/2019	288,085
1,500,000	University of Maryland System Auxiliary Refunding Series A	4.00%	04/01/2017	1,697,730
1,610,000	University of Maryland University Revenues Various Revolving - A-RMKT#	1.50%	07/01/2023	1,613,623
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 4/1/2017 @ 100^	4.00%	04/01/2020	550,810
100,000	University or Maryland System Auxiliary Facility & Tuition Revenue Series A, Callable 10/1/2016 @ 100^	5.00%	10/01/2022	115,234
4,405,000	University System of Maryland - Auxiliary Facility & Tuition	5.00%	04/01/2016	4,997,561
1,085,000	Wisconsin State Health & Higher Education Aspirus, Inc.	5.00%	08/15/2020	1,294,600
				142,308,356
Total Municipal Bonds (Cost $244,830,867)				253,665,569

Shares
Short Term Investments - 6.7%
Money Market Funds - 6.7%
18,078,668	Cash Account Trust, 0.01% *	18,078,668
Total Short Term Investments (Cost $18,078,668)		18,078,668

Total Investments - 100.8% (Cost $262,909,535)		271,744,237
Liabilities in Excess of Other Assets - (0.8)%		(2,157,819)
TOTAL NET ASSETS - 100.0%		$269,586,418

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2013.
† Security is in default and did not its most recent payment of interest.
* Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$262,909,535
Gross unrealized appreciation	9,256,304
Gross unrealized depreciation	(421,602)
Net unrealized appreciation	$8,834,702

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$253,665,569	$-
Short Term Investments	$18,078,668	$-	$-
Total Investments	$18,078,668	$253,665,569	$-

Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 37.4%
3,000,000	American Express Co.	7.00%	03/19/2018	3,750,129
3,040,000	AT&T, Inc.	0.80%	12/01/2015	3,035,923
2,575,000	Bank Of America Corp.	6.00%	09/01/2017	2,992,384
2,010,000	Barnabas Health System	4.00%	07/01/2028	1,955,207
2,750,000	Barrick North America Finance LLC	6.80%	09/15/2018	3,383,603
2,735,000	Berkshire Hathaway, Inc.	3.20%	02/11/2015	2,871,679
2,850,000	Boston Properties Limited Partnership Callable 08/15/2020 @ 100^	5.63%	11/15/2020	3,384,956
2,855,000	Caterpillar Financial Services Corp.	2.65%	04/01/2016	3,014,540
2,955,000	Celgene Corp.	2.45%	10/15/2015	3,067,875
2,565,000	Comcast Corp.	6.50%	01/15/2017	3,068,402
2,970,000	Eastman Chemical Co.	2.40%	06/01/2017	3,085,952
3,010,000	Fedex Corp.	8.00%	01/15/2019	3,956,877
1,820,000	FHLMC Callable 04/12/2013 @ 100^	1.45%	04/12/2017	1,819,623
9,000,000	FHLMC Callable 08/14/2013 @ 100^	2.00%	08/14/2017	9,066,087
1,528,000	FMC Technologies, Inc.	2.00%	10/01/2017	1,539,157
3,160,000	FNMA Callable 01/15/2015 @ 100^	0.65%	01/15/2016	3,173,610
7,000,000	FNMA	4.88%	12/15/2016	8,105,734
3,000,000	General Electric Capital Corp.	5.50%	01/08/2020	3,560,031
3,000,000	Goldman Sachs Group, Inc.#	1.31%	02/07/2014	3,015,267
2,750,000	GTE Corp.	6.84%	04/15/2018	3,402,119
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/2013	2,839,689
3,000,000	JP Morgan Chase & Co.	6.30%	04/23/2019	3,668,973
3,000,000	Markel Corp.	5.35%	06/01/2021	3,431,187
3,000,000	Medco Health Solutions, Inc.	4.13%	09/15/2020	3,273,174
3,000,000	Morgan Stanley	3.80%	04/29/2016	3,185,088
3,000,000	Oneok, Inc. Callable 11/01/2021 @ 100^1	4.25%	02/01/2022	3,192,000
2,500,000	Potash Corp. Of Saskatchewan, Inc.	5.25%	05/15/2014	2,625,170
3,500,000	Provident Bank of Maryland Callable 05/01/2013 @ 100^1	9.50%	05/01/2018	3,606,761
2,852,000	Spectra Energy Capital LLC, Series B	6.75%	07/15/2018	3,361,630
2,750,000	Starbucks Corp.	6.25%	08/15/2017	3,296,191
2,742,000	W.R. Berkley Corp.	6.15%	08/15/2019	3,173,681
Total Corporate Bonds & Notes (Cost $101,530,633)				106,902,699

Mortgage Backed Securities - 32.6%
8,227	FHLMC, Pool# C00210	8.00%	01/01/2023	9,723
1,212,273	FHLMC, Pool# G30412	6.00%	03/01/2028	1,326,205
589,634	FHLMC, Pool# 1B0889#	4.52%	05/01/2033	622,524
603,131	FHLMC, Pool# 1J0203#	5.17%	04/01/2035	635,756
5,300,000	FHLMC REMIC, Series 3571	4.00%	09/15/2024	5,795,168
6,000,000	FHLMC REMIC, Series 3800	3.50%	02/15/2026	6,445,107
434,993	FHLMC REMIC, Series 2782	4.00%	11/15/2033	463,551
8,124	FNMA, Pool# 433646	6.00%	10/01/2013	8,199
14,304	FNMA, Pool# 409589	9.50%	11/01/2015	14,388
79,750	FNMA, Pool# 254089	6.00%	12/01/2016	84,522
483,315	FNMA, Pool# 842239	5.00%	09/01/2020	518,184
5,566,367	FNMA, Pool# AJ5336	3.00%	11/01/2026	5,859,991
1,177,934	FNMA, Pool# 256752	6.00%	06/01/2027	1,302,488
9,623,714	FNMA, Pool# AB6278	2.50%	09/01/2027	9,997,772
5,211,863	FNMA, Pool# AP4509	3.00%	09/01/2027	5,490,045
8,745,056	FNMA, Pool# AB6644	2.50%	10/01/2027	9,098,627
5,187,397	FNMA, Pool# AB6780	2.50%	11/01/2027	5,397,128
23,687	FNMA, Pool# 539082	7.00%	08/01/2028	28,147
66,719	FNMA, Pool# 625536	6.00%	01/01/2032	74,764
84,245	FNMA, Pool# 628837	6.50%	03/01/2032	99,440
294,109	FNMA, Pool# 663238	5.50%	09/01/2032	323,416
89,776	FNMA, Pool# 744805#	4.27%	11/01/2033	95,594
116,990	FNMA, Pool# 741373#	2.70%	12/01/2033	124,691
117,712	FNMA, Pool# 764342#	1.90%	02/01/2034	123,645
295,263	FNMA, Pool# 848817	5.00%	01/01/2036	320,671
859,767	FNMA, Pool# 866920#	5.38%	02/01/2036	918,264
5,486,645	FNMA, Pool# AA7686	4.50%	06/01/2039	6,070,002
3,434,009	FNMA, Pool# AC4824#	3.61%	10/01/2039	3,658,022
8,504,585	FNMA, Pool# AQ9044	3.50%	12/01/2042	8,988,815
6,478,859	FNMA, Pool# AR1150	3.00%	01/01/2043	6,690,569
3,000,000	FNMA REMIC Trust, Series 2010-112	4.00%	10/25/2025	3,276,942
4,317,973	FNMA REMIC Trust, Series 2012-15#	0.80%	03/25/2042	4,359,441
215,718	GNMA, Pool# 781450	5.00%	06/15/2017	229,664
33,948	GNMA, Pool# 487110	6.50%	04/15/2029	39,697
64,078	GNMA, Pool# 781186	9.00%	06/15/2030	70,414
7,224	GNMA, Pool# 571166	7.00%	08/15/2031	8,596
1,064,606	GNMA, Series 2008-1-PA	4.50%	12/20/2036	1,092,994
3,000,000	GNMA REMIC Trust, Series 2010-124	2.79%	12/15/2016	3,149,367
486,642	GNMA REMIC Trust, Series 2004-12	4.81%	08/16/2032	488,619
Total Mortgage Backed Securities (Cost $91,080,427)				93,301,152

Municipal Bonds - 13.1%
2,740,000	Chicago Illinois Taxable Project Series C-1	7.78%	01/01/2035	3,560,383
2,520,000	Delaware State Housing Authority Taxable Callable 01/01/2021 @ 100^	2.75%	12/01/2041	2,535,523
1,000,000	District of Columbia Income Tax Secured Revenue Bonds, Series 2010F	4.71%	12/01/2022	1,183,100
6,100,000	Illinois Housing Development Authority Revenue Bonds Callable 01/01/2023 @ 100^	2.75%	06/01/2043	6,131,964
1,000,000	Illinois State Sales Tax Revenue Taxable Building	2.30%	06/15/2019	1,033,550
3,200,000	Maryland State Health & Higher Education Revenue Bonds	3.99%	07/01/2028	3,258,592
2,790,000	Metropolitan Washington District of Columbia Airports Taxable Series C Callable 10/01/2015 @ 100^	5.69%	10/01/2030	2,918,424
770,000	Missouri State Housing Development Commission Callable 11/01/2019 @ 100^	2.65%	11/01/2040	777,808
3,000,000	New York City Transitional Taxable-Future Tax Subordinated Series	1.50%	05/01/2013	3,003,630
2,750,000	Port Authority New York & New Jersey Consolidated One Hundred Fifty Seventh Series	5.31%	12/01/2019	3,330,800
3,200,000	South Carolina State Public Service Authority Various Taxable Series A Callable 12/02/2013 @ 100# ^	0.92%	06/02/2014	3,217,600
450,000	Tift County Georgia Hospital Authority Revenue Callable 12/01/2022 @ 100^	4.00%	12/01/2042	450,158
6,100,000	Virginia State Housing Development Authority Homeo Tax Mtg Bds	3.25%	08/25/2042	6,118,483
Total Municipal Bonds (Cost $36,591,925)				37,520,015

Asset Backed Securities - 4.5%
5,350,000	Ally Master Owner Trust 2012-4, Series A	1.72%	07/15/2019	5,427,326
3,000,000	Avis Budget Rental Funding LLC 2010-3, Series B†	6.74%	05/20/2016	3,280,937
3,000,000	Avis Budget Rental Funding LLC 2012-3, Series A†	2.10%	03/20/2019	3,065,097
1,175,000	Ford Credit Floorplan Master Owner Trust 2013-1, Series C	1.37%	01/15/2018	1,174,605
Total Asset Backed Securities (Cost $12,932,837)				12,947,965

U.S. Treasury Notes - 9.4%
6,500,000	United States Treasury Notes	1.25%	10/31/2015	6,655,903
20,000,000	United States Treasury Notes	0.88%	01/31/2017	20,265,620
Total U.S. Treasury Notes (Cost $26,905,353)				26,921,523

Short Term Investments - 6.0%
Money Market Funds - 6.0%
17,128,784	Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			17,128,784
Total Short Term Investments (Cost $17,128,784)				17,128,784

Total Investments - 103.0% (Cost $286,169,959)				294,722,138
Liabilities in Excess of Other Assets - (3.0)%				(8,608,662)
NET ASSETS - 100.0%				$286,113,476

^ Continuously callable with 30 days notice.
# Variable rate security. Rate disclosed is as of March 31, 2013.
† Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At March 31, 2013 the value of these securities amounted to $6,346,034 or 2.22% of net assets.

* Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$286,169,980
Gross unrealized appreciation	8,788,627
Gross unrealized depreciation	(236,469)
Net unrealized appreciation	$8,552,158

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Corporate Bonds & Notes	$-	$106,902,699	$-
Mortgage Backed Securities	$-	$93,301,152	$-
Municipal Bonds	$-	$37,520,015	$-
Asset Backed Securities	$-	$12,947,965	$-
U.S. Treasury Notes	$-	$26,921,523	$-
Short Term Investments	$17,128,784	$-	$-
Total Investments	$17,128,784	$277,593,354	$-

Brown Advisory Tactical Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Par Value/ Shares	Security Description	Rate	Maturity	Value $
U.S. Treasury Notes - 61.6%
6,950,000	United States Treasury Notes	1.00%	03/31/2017	7,072,167
5,500,000	United States Treasury Notes	0.63%	05/31/2017	5,507,733
1,000,000	United States Treasury Notes	1.25%	04/30/2019	1,013,594
Total U.S. Treasury Notes (Cost $13,544,717)				13,593,494

Short Term Investments - 33.8%
Money Market Funds - 2.1%
461,292	Cash Account Trust - Government & Agency Securities Portfolio, 0.03%*			461,292
U.S. Treasury Bills - 31.7%
7,000,000	United States Treasury Bills			6,997,571
Total Short Term Investments (Cost $7,456,481)				7,458,863

Total Investments - 95.4% (Cost $21,001,198)				21,052,357
Other Assets in Excess of Liabilities - 4.6%				1,010,670
NET ASSETS - 100.0%				$22,063,027

* Annualized seven-day yield as of March 31, 2013.

Credit Default Swap Contracts - Sell Protection #
Counterparty	Reference Entity	Termination Date	Notional Amount†	Unrealized Appreciation
Goldman Sachs	Markit CDX North American High Yield Index Series 19	12/20/2017	$7,500,000	$398,212

# If the Fund is a seller of protection and a credit event occurs, i.e. bankruptcy or failure to pay, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of the protection an amount up to or equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities up to or equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

† The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$21,001,198
Gross unrealized appreciation	51,159
Gross unrealized depreciation	-
Net unrealized appreciation	$51,159

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

U.S. Treasury Notes	$-	$13,593,494	$-
Short Term Investments	$461,292	$6,997,571	$-
Total Investments	$461,292	$20,591,065	$-
Credit Default Swaps	$-	$398,212	$-

Brown Advisory Equity Income Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 90.0%
Consumer Discretionary - 16.0%
140,790	Best Buy, Inc.	3,118,499
38,451	Coach, Inc.	1,922,165
119,469	GameStop Corp.	3,341,548
45,417	McDonald's Corp.	4,527,621
117,784	Mondelez International, Inc.	3,605,368
23,106	Tiffany & Co.	1,606,791
49,434	Time Warner Cable, Inc.	4,748,630
23,734	V.F. Corp.	3,981,379
		26,852,001
Consumer Staples - 16.1%
199,013	Altria Group, Inc.	6,844,057
83,405	Coca-Cola Co.	3,372,898
72,217	Kraft Foods Group, Inc.	3,721,342
33,768	PepsiCo, Inc.	2,671,387
35,904	Philip Morris International, Inc.	3,328,660
90,274	Unilever NV	3,701,234
45,794	Wal-Mart Stores, Inc.	3,426,765
		27,066,343
Energy - 9.6%
200,878	Kinder Morgan, Inc.	7,769,961
37,403	Occidental Petroleum Corp.	2,931,273
111,677	Total S.A. ADR	5,358,263
		16,059,497
Financials - 11.5%
81,918	Cincinnati Financial Corp.	3,865,711
48,074	Erie Indemnity Co.	3,631,029
52,992	JPMorgan Chase & Co.	2,515,000
33,199	M&T Bank Corp.	3,424,809
171,391	OneBeacon Insurance Group, Ltd.	2,317,206
48,354	T. Rowe Price Group, Inc.	3,620,264
		19,374,019
Health Care - 12.9%
74,143	AbbVie, Inc.	3,023,552
50,499	Johnson & Johnson	4,117,183
112,142	Merck & Co., Inc.	4,960,041
82,486	Novartis AG	5,876,303
130,234	Pfizer, Inc.	3,758,553
		21,735,632
Industrials - 6.7%
132,426	Healthcare Services Group, Inc.	3,394,078
79,362	PACCAR, Inc.	4,012,543
42,105	United Technologies Corp.	3,933,870
		11,340,491
Information Technology - 11.2%
62,950	Accenture PLC	4,782,311
78,476	Automatic Data Processing, Inc.	5,102,510
98,154	Microchip Technology, Inc.	3,608,141
187,130	Microsoft Corp.	5,353,789
		18,846,751
Materials - 3.0%
61,784	E.I. du Pont de Nemours & Co.	3,037,301
18,605	Praxair, Inc.	2,075,202
		5,112,503
Telecommunication Services - 1.0%
218,594	Windstream Corp.	1,737,822
Utilities - 2.0%
16,374	Consolidated Edison, Inc.	999,305
40,146	Dominion Resources, Inc.	2,335,694
		3,334,999
Total Common Stocks (Cost $131,943,999)		151,460,058

Preferred Stocks - 3.4%
Financials - 3.4%
112,409	Public Storage, Inc. - Series S	2,950,736
99,822	Public Storage, Inc. - Series O†	2,726,139
		5,676,875
Total Preferred Stocks (Cost $5,674,298)		5,676,875

Real Estate Investment Trusts - 2.4%
78,592	Plum Creek Timber Co., Inc.	4,102,502
Total Real Estate Investment Trusts (Cost $3,046,352)		4,102,502

Short Term Investments - 5.8%
Money Market Funds - 5.8%
9,840,645	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	9,840,645
Total Short Term Investments (Cost $9,840,645)		9,840,645

Total Investments - 101.6% (Cost $150,505,294)		171,080,080
Liabilities in Excess of Other Assets - (1.6)%		(2,754,861)
NET ASSETS - 100.0%		$168,325,219

ADR - American Depositary Receipt
# Annualized seven-day yield as of March 31, 2013.
† A portion of this security is considered illiquid. At March 31, 2013, the total market value of securities considered illiquid was $1,540,861 or 0.92% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$148,477,668
Gross unrealized appreciation	23,875,914
Gross unrealized depreciation	(1,273,502)
Net unrealized appreciation	$22,602,412

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$151,460,058	$-	$-
Preferred Stocks	$5,676,875	$-	$-
Real Estate Investment Trusts	$4,102,502	$-	$-
Short Term Investments	$9,840,645	$-	$-
Total Investments	$171,080,080	$-	$-

Brown Advisory Winslow Sustainability Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 96.3%
Consumer Discretionary - 15.2%
46,533	BorgWarner, Inc.*	3,598,862
9,934	Chipotle Mexican Grill, Inc.*	3,237,193
99,968	Johnson Controls, Inc.	3,505,878
228,295	LKQ Corp.*	4,967,699
75,445	Nike, Inc.	4,452,009
77,902	Starbucks Corp.	4,437,298
74,242	TJX Companies, Inc.	3,470,814
		27,669,753
Consumer Staples - 4.3%
69,014	Church & Dwight Co., Inc.	4,460,375
39,121	Whole Foods Market, Inc.	3,393,747
		7,854,122
Energy - 3.3%
322,588	Denbury Resources, Inc.*	6,016,266
Health Care - 4.1%
30,848	Cerner Corp.*	2,922,848
49,554	Waters Corp.*	4,653,616
		7,576,464
Industrials - 29.7%
41,647	Acuity Brands, Inc.	2,888,219
50,715	Canadian National Railway Co.	5,086,714
81,302	Clean Harbors, Inc.*	4,722,833
30,428	Cummins, Inc.	3,523,867
118,384	Danaher Corp.	7,357,566
61,694	J.B. Hunt Transport Services, Inc.	4,594,969
19,346	Middleby Corp.*	2,943,494
51,182	Pall Corp.	3,499,313
61,171	Stericycle, Inc.*	6,495,137
102,998	Verisk Analytics, Inc.*	6,347,767
65,354	Wabtec Corp.	6,673,297
		54,133,176
Information Technology - 32.2%
95,871	Accenture PLC	7,283,320
61,159	ANSYS, Inc.*	4,979,566
14,809	Apple, Inc.	6,554,908
91,269	Arm Holdings PLC	3,867,068
215,961	EMC Corp.*	5,159,308
8,881	Google, Inc.*	7,051,780
31,408	International Business Machines Corp.	6,699,326
85,744	Intuit, Inc.	5,629,094
84,797	QUALCOMM, Inc.	5,677,159
193,448	Trimble Navigation, Ltd.*	5,795,702
		58,697,231
Materials - 7.5%
90,602	Ecolab, Inc.	7,264,468
58,035	Praxair, Inc.	6,473,224
		13,737,692
Total Common Stocks (Cost $148,634,919)		175,684,704

Short Term Investments - 4.1%
Money Market Funds - 4.1%
7,497,836	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	7,497,836
Total Short Term Investments (Cost $7,497,836)		7,497,836

Total Investments - 100.4% (Cost $156,132,755)		183,182,540
Liabilities in Excess of Other Assets - (0.4)%		(754,710)
NET ASSETS - 100.0%		$182,427,830

*Non-Income Producing.
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$156,132,755
Gross unrealized appreciation	33,198,722
Gross unrealized depreciation	(6,148,937)
Net unrealized appreciation	$27,049,785

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as June 30, 2013. The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$175,684,704	$-	$-
Short Term Investments	$7,497,836	$-	$-
Total Investments	$183,182,540	$-	$-

Brown Advisory Tax Exempt Bond Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.5%
General Obligation Bonds - 31.8%
750,000	Blue Mountain School District Callable 10/01/2014 @ 100^	4.45%	10/01/2026	797,453
665,000	Charleston County Capital Improvement	4.00%	11/01/2013	680,129
2,500,000	City of Chicago - Modern Schools Across Chicago Series A	5.00%	12/01/2019	2,975,700
400,000	City of Leawood Refunding & Improvement Series A	2.00%	09/01/2013	403,100
650,000	City of Leawood Refunding & Improvement Series A	2.00%	09/01/2014	666,276
2,000,000	City of Rochester Series 1	4.00%	08/15/2016	2,226,280
1,625,000	City School District - Classroom Facilities Construction & Improvement Series, Callable 12/1/2013 @ 100^	5.00%	12/01/2031	1,676,886
1,175,000	Commonwealth of Puerto Rico - Public Improvement Series A, Callable 07/01/2013 @ 100^	5.25%	07/01/2016	1,190,428
1,000,000	Cook County Refunding Series A	5.00%	11/15/2019	1,208,450
2,000,000	Cook County Refunding Callable 11/15/2019 @ 100^	5.00%	11/15/2021	2,337,100
1,400,000	Douglas County School District 0017 in the State of Nebraska Millard Public Schools Refunding	2.00%	11/15/2013	1,416,366
2,000,000	El Paso Texas Independent School District	2.00%	08/15/2014	2,048,140
1,765,000	Fort Bend Independent School District - Unlimited Tax School Building Callable 08/15/2014 @ 100^	5.00%	08/15/2020	1,880,925
600,000	Garden State Preservation Trust - Open Space & Farmland Preservation Series A, Callable 11/01/2015 @ 100^	5.80%	11/01/2018	682,914
1,500,000	Hennepin County Minnesota Series A	5.00%	12/01/2016	1,744,290
650,000	Honolulu Hawaii City & County Series B, Callable 7/01/2014 @ 100^	5.00%	07/01/2016	688,721
2,700,000	Illinois Housing Development Authority Series A, Callable 1/01/2023 @ 100^	2.45%	06/01/2043	2,703,267
750,000	Illinois State	5.50%	08/01/2013	762,907
500,000	Indianapolis Local Public Improvement Bond Bank Refunding Series B	3.00%	02/01/2016	533,115
1,000,000	Jackson Local School District - School Facilities Construction & Improvement Callable 06/01/2014 @ 100^	5.00%	12/01/2020	1,056,030
1,000,000	Las Vegas Water District - Water Bonds Series B	4.00%	06/01/2016	1,101,080
1,350,000	Lee's Summit Missouri Series A	2.00%	04/01/2013	1,350,203
1,190,000	Lee's Summit Missouri Series B	3.00%	04/01/2014	1,223,368
2,000,000	Maryland State & Local Facilities Loan	5.00%	08/01/2014	2,128,560
1,000,000	Metropolitan Council Minneapolis Minnesota Transit Series A, Callable 02/01/2014 @ 100^	5.00%	02/01/2022	1,035,690
1,000,000	Midland Texas Independent School District	2.00%	02/15/2015	1,031,530
2,105,000	Municipality of Anchorage, Alaska 2005 (Schools) Series A, Callable 03/01/2015 @ 100^	5.00%	03/01/2020	2,290,282
480,000	New Jersey Transportation Trust Fund Authority - Transportation System	5.25%	12/15/2013	497,203
2,500,000	New York City Transitional Finance Authority Future Tax Secured Tax-Exempt Subordinate Series B	5.00%	11/01/2016	2,895,400
500,000	North Dakota Housing Finance Agency - Housing Finance Program Non-AMT	2.80%	01/01/2022	505,190
650,000	North Dakota Housing Finance Agency - Housing Finance Program Non-AMT	2.80%	07/01/2022	657,891
1,500,000	Ohio State Third Frontier	3.13%	11/01/2014	1,567,680
500,000	Poudre School District R-1 Callable 12/15/2013 @ 100^	5.75%	12/15/2021	519,920
750,000	Purdue University Student Fee Series AA	4.00%	07/01/2014	785,655
1,330,000	South Carolina State Highway Refunding - Coastal Carolina University Series A	4.00%	06/01/2014	1,389,158
2,000,000	State of Illinois Refunding	4.00%	08/01/2014	2,085,660
2,000,000	State of Minnesota - State Trunk Highway Series B	5.00%	08/01/2015	2,217,180
1,010,000	State of Wisconsin Series A	5.00%	05/01/2015	1,106,566
2,000,000	Tobacco Settlement Financing Corp.	5.00%	06/01/2017	2,277,000
1,000,000	Tobacco Settlement Financing Corporation	5.00%	06/01/2014	1,046,230
1,535,000	University of Texas System - Permanent University Fund Series B, Callable 07/01/2014 @ 100^	5.00%	07/01/2026	1,627,453
				57,017,376
Revenue Bonds - 64.7%
700,000	Alabama 21st Century Authority - Tobacco Settlement Series A	4.00%	06/01/2015	746,424
175,000	Allegheny County Pennsylvania Hospital Development Authority	5.00%	10/15/2018	208,572
500,000	Arizona Health Facilities Authority Hospital Refunding - Phoenix Children's Hospital Series A	5.00%	02/01/2020	586,620
1,850,000	Arizona Health Facilities Authority Hospital Refunding - Phoenix Children's Hospital Series A	5.00%	02/01/2021	2,175,415
200,000	Board of Supervisors of Louisiana State University & Agricultural & Medical College Auxiliary Refunding	4.00%	07/01/2017	223,530
225,000	Board of Supervisors of Louisiana State University & Agricultural & Medical College Auxiliary Refunding	4.00%	07/01/2018	254,491
250,000	Board of Supervisors of Louisiana State University & Agricultural & Medical College Auxiliary Refunding	5.00%	07/01/2022	304,593
1,050,000	Broward County - Airport System Non-AMT Series Q-1	5.00%	10/01/2019	1,257,763
1,000,000	California State University Systemwide Refunding Series B	5.00%	11/01/2013	1,028,490
1,000,000	Charleston South Carolina Educational Excellence Financing Corp. Callable 12/1/2014 @ 100^	5.00%	12/01/2016	1,077,940
535,000	City of Bolivar - Electric System Revenue Refunding & Improvement Callable 05/01/2014 @ 100^	4.38%	05/01/2028	559,359
2,000,000	City of Chicago - Chicago O'Hare International Airport Third Lien Non-AMT Series B	5.00%	01/01/2017	2,296,340
750,000	City of Jacksonville - Better Jacksonville Sales Tax Refunding	5.00%	10/01/2025	894,413
1,500,000	City of Lincoln - Lincoln Electric System Refunding	4.00%	09/01/2015	1,630,110
1,400,000	City of Miami Beach Health Facilities Authority - Mount Sinai Medical Center of Florida Callable 11/15/2022 @ 100^	4.00%	11/15/2025	1,410,878
1,415,000	City of Miami Beach Health Facilities Authority Hospital Refunding - Mount Sinai Medical Center of Florida	5.00%	11/15/2021	1,621,548
500,000	City of Miami Florida Healthcare Facilities Authority Healthcare System - Catholic Health East Series B, Callable 11/15/2013 @ 100^	5.13%	11/15/2024	515,315
2,000,000	City of Philadelphia - Water & Wastewater Refunding	5.25%	12/15/2014	2,099,800
1,205,000	Cobb County Georgia Kennestone Hospital Refunding Revenue Anticipation Certificates Callable 4/1/2023 @ 100^	5.00%	04/01/2028	1,405,789
1,635,000	Collier County Florida - Gas Tax Refunding Callable 6/1/2020 @ 100^	5.00%	06/01/2021	1,899,576
300,000	Colorado Health Facilities Authority - Covenant Retirement Communities	5.00%	12/01/2020	346,251
2,405,000	Colorado Health Facilities Authority Revenue & Refunding - Covenant Retirement Communities, Inc. Series A, Callable 12/01/2022 @ 100^	5.00%	12/01/2027	2,607,693
205,000	Connecticut State Health & Education Facilities Authority - Bridgeport Hospital Series D	5.00%	07/01/2020	242,777
335,000	Cook County Sales Tax Revenue	4.00%	11/15/2015	365,214
750,000	Dallas/Fort Worth International Airport Joint Revenue Refunding & Improvement Series C	4.00%	11/01/2017	846,262
700,000	Dormitory Authority of the State of New York - Columbia University Callable 07/01/2013 @ 100^	5.13%	07/01/2021	708,834
1,000,000	Georgia State Housing & Finance Authority	1.75%	12/01/2019	997,360
500,000	Georgia State Housing & Finance Authority	2.00%	06/01/2020	499,830
500,000	Georgia State Housing & Finance Authority	2.10%	12/01/2020	499,465
2,000,000	Harris County Cultural Education Facilities Finance Corp. Medical Facilities Mortgage Refunding - Baylor College of Medicine Series A	5.00%	11/15/2020	2,400,040
750,000	Illinois Finance Authority Northwestern Memorial Callable 8/15/2022 @ 100^	4.00%	08/15/2033	778,830
775,000	Indiana Finance Authority - First Lien Wastewater Utility Series A	4.00%	10/01/2015	841,309
725,000	Indiana Finance Authority - First Lien Wastewater Utility Series A	4.00%	10/01/2016	806,222
1,500,000	Indiana Finance Authority Hospital Revenue Community Health Network Series A	5.00%	05/01/2023	1,771,695
1,000,000	Iowa Finance Authority Health Facilities - Mercy Medical Center Project Callable 08/15/2022 @ 100^	5.00%	08/15/2026	1,147,460
1,820,000	JEA Electric System Subordinated Series B	5.00%	10/01/2017	2,146,999
1,975,000	JEA St. Johns River Power Park System Refunding Issue 2 Series 23	5.00%	10/01/2013	2,023,605
1,280,000	Kansas Development Finance Authority - Wichita State University Series A, Callable 06/01/2020 @ 100^	5.00%	06/01/2021	1,527,987
2,250,000	Kansas Development Finance Authority Hospital Revenue Refunding - Adventist Health System/Subelt Obligated Group Callable 05/15/2022 @ 100^	5.00%	11/15/2028	2,611,868
250,000	Lafayette Louisiana Public Power Authority	4.00%	11/01/2016	277,920
1,035,000	Lower Colorado River Authority Refunding Series B	5.00%	05/15/2018	1,232,726
225,000	Lower Colorado River Authority Texas Revenue Refunding	5.00%	05/15/2020	274,286
1,000,000	Lower Colorado River Authority Texas Revenue Refunding Series B	5.00%	05/15/2021	1,225,490
1,000,000	Maryland Health & Higher Educational Facilities Authority - Greater Baltimore Medical Center	3.50%	07/01/2015	1,068,100
1,485,000	Medical University Hospital Authority South Carolina Series A, Callable 08/15/2014 @ 100^	5.25%	08/15/2027	1,583,574
1,315,000	Metropolitan Government of Nashville & Davidson County - District Energy System Tax Refunding Series A	3.00%	10/01/2015	1,402,803
2,500,000	Metropolitan Government of Nashville & Davidson County Electric System Series A	5.00%	05/15/2016	2,841,300
1,300,000	Metropolitan St Louis Missouri Sewer District Callable 05/01/2014 @ 100^	5.00%	05/01/2024	1,367,743
425,000	Metropolitan Transportation Authority - Transportation Refunding Series D	3.00%	11/15/2016	458,214
2,900,000	Metropolitan Transportation Authority New York Revenue Refunding Series F	5.00%	11/15/2017	3,420,840
1,500,000	Miami-Dade County - Transit System Sales Surtax	3.00%	07/01/2015	1,584,270
1,000,000	Miami-Dade County Florida Expressway Authority	5.00%	07/01/2019	1,197,080
145,000	Miami-Dade County Florida Transit System Sales Surtax	5.00%	07/01/2018	171,815
2,500,000	Miami-Dade County Florida Transit System Sales Surtax Callable 07/01/2022 @ 100 1	5.00%	07/01/2023	2,990,775
1,500,000	Michigan Finance Authority - Clean Water Revolving Fund Refunding	5.00%	10/01/2017	1,786,710
600,000	Missouri State Development Board Callable 06/01/2014 @ 100^	5.75%	06/01/2034	638,310
460,000	Monroeville Finance Authority - UPMC	3.00%	02/15/2014	470,948
1,250,000	Monroeville Finance Authority - UPMC	5.00%	02/15/2027	1,501,325
1,000,000	Montgomery County Higher Education & Health Authority - Abington Memorial Hospital Obligated Group Series A, Callable 06/01/2022 @ 100^	5.00%	06/01/2024	1,171,940
1,050,000	Municipal Energy Agency of Nebraska - Power Supply System Refunding Series A	5.00%	04/01/2021	1,276,223
2,080,000	New Jersey Educational Facilities Authority - Montclair State University Callable 07/01/2015 @ 100^	5.00%	07/01/2032	2,294,635
250,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 07/01/2022 @ 100^	5.00%	07/01/2023	295,467
1,000,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 07/01/2022 @ 100^	5.00%	07/01/2024	1,169,400
1,020,000	New Jersey Health Care Facilities Financing Authority - Barnabas Health Issue Callable 07/01/2022 @ 100^	4.00%	07/01/2026	1,084,474
1,110,000	New Jersey Tobacco Settlement Financing Corp. Callable 06/01/2013 @ 100^	6.38%	06/01/2032	1,122,010
1,000,000	North Carolina Eastern Municipal Power Agency - Power System Refunding Series D	5.00%	01/01/2016	1,120,330
500,000	North Carolina Medical Care Commission Health Care Facilities - WakeMed Series A	2.00%	10/01/2013	504,495
2,250,000	North Carolina Medical Care Commission Refunding - WakeMed Health Care Facilities Series A, Callable 10/01/2022 @ 100^	5.00%	10/01/2023	2,698,740
1,000,000	Orange County Florida Health Facilities Authority Callable 01/01/2015 @ 100^	5.00%	01/01/2029	1,082,080
250,000	Oregon State Facilities Authority - Providence Health	5.00%	10/01/2019	304,495
3,000,000	Pennsylvania Economic Development Financing Authority - Unemployment Compensation	4.00%	07/01/2016	3,340,470
2,000,000	Pennsylvania Higher Educational Facilities Authority - University of Pennsylvania Health System Series A, Callable 08/15/2022 @ 100^	5.00%	08/15/2026	2,352,600
200,000	Pennsylvania State Public School Building Authority Allegheny County Community College	3.00%	07/15/2014	205,960
250,000	Philadelphia Pennsylvania Water & Wastewater	3.00%	06/15/2016	267,045
200,000	Philadelphia Pennsylvania Water & Wastewater	5.00%	11/01/2019	240,574
1,500,000	Public Utility No. 1 of Clark County - Generating System Refunding	5.00%	01/01/2016	1,672,605
500,000	Railsplitter Tobacco Settlement Authority	4.00%	06/01/2013	503,150
2,500,000	Railsplitter Tobacco Settlement Authority	5.25%	06/01/2020	3,004,025
1,340,000	Rhode Island Clean Water Finance Agency - Water Pollution Control Series B	3.00%	10/01/2015	1,425,130
1,855,000	South Florida Water Management District - Land Acquisition Refunding	5.25%	10/01/2014	1,982,865
600,000	St Johns County Florida Water & Sewer Callable 06/01/2014 @ 34.327^	5.00%	06/01/2034	203,610
810,000	St. Mary's College of Maryland - Academic Fees & Auxiliary Facilities Fees Refunding Series A	2.00%	09/01/2016	841,128
2,090,000	State of Connecticut Health & Educational Facilities Authority - Bridgeport Hospital Series D	5.00%	07/01/2018	2,460,223
1,000,000	State of Illinois Department of Employment Security - Unemployment Insurance Fund Building Receipts Series A	5.00%	06/15/2016	1,142,770
1,500,000	Triborough Bridge & Tunnel Authority - MTA Bridges & Tunnels Refunding Series B	5.00%	11/15/2016	1,739,535
1,000,000	Tyler Health Facilities Development Corporation - Mother Frances Hospital Regional Health Care Center Callable 07/01/2021 @ 100^	5.13%	07/01/2022	1,153,190
1,770,000	University of Colorado Hospital Authority Series A, Callable 11/15/2022 @ 100^	5.00%	11/15/2036	1,976,966
1,315,000	University of North Carolina at Greensboro Refunding Series A	5.00%	04/01/2018	1,555,790
1,000,000	Virginia Resources Authority - Virginia Pooled Financing Program Infrastructure Non-AMT Series B	5.00%	11/01/2017	1,191,610
1,170,000	Wisconsin Health & Educational Facilities Authority - Froedtert Health, Inc. Obligated Group Series A, Callable 10/01/2022 @ 100^	5.00%	04/01/2032	1,328,640
2,080,000	Wisconsin State Health & Higher Education Aspirus, Inc.	5.00%	08/15/2023	2,456,355
				116,029,426
Total Municipal Bonds (Cost $172,109,335)				173,046,802

Shares
Short Term Investments - 5.0%
Money Market Funds - 5.0%
8,967,959	Cash Account Trust, 0.01%#	8,967,959
Total Short Term Investments (Cost $8,967,959)		8,967,959

Total Investments - 101.5% (Cost $181,077,294)		182,014,761
Liabilities in Excess of Other Assets - (1.5)%		(2,735,632)
TOTAL NET ASSETS - 100.0%		$179,279,129

^ Continuously callable with 30 days notice.
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$181,077,294
Gross unrealized appreciation	1,439,911
Gross unrealized depreciation	(502,444)
Net unrealized appreciation	$937,467

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as June 30, 2013. The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Municipal Bonds	$-	$173,046,802	$-
Short Term Investments	$8,967,959	$-	$-
Total Investments	$8,967,959	$173,046,802	$-

Brown Advisory Emerging Markets Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.0%
Brazil - 7.1%
60,600	AES Tiete S.A. ADR^	586,002
100,100	Cielo S.A.	2,945,910
87,300	Natura Cosmeticos S.A.	2,100,902
164,900	Souza Cruz S.A.	2,422,804
		8,055,618
Chile - 7.9%
1,414,929	AFP Habitat S.A.	2,745,803
224,781	Cia Cervecerias Unidas S.A.	3,736,990
1,220,368	Inversiones Aguas Metropolitan	2,570,848
		9,053,641
China - 5.3%
608,000	AAC Technologies Holdings, Inc.	2,931,493
291,500	China Mobile Ltd.	3,091,764
		6,023,257
Indonesia - 7.9%
1,865,500	Semen Indonesia Persero	3,407,650
1,711,183	Tambang Batubara Bukit Asam	2,544,291
2,731,000	Telekomunikasi Indonesia	3,099,577
		9,051,518
Korea - 4.9%
38,620	KT&G Corp.	2,620,717
76,338	Melfas, Inc. *	1,325,543
11,489	NCSoft Corp.	1,608,611
		5,554,871
Luxembourg - 1.7%
24,577	Millicom International Cellular	1,963,620
Malaysia - 6.7%
134,800	British American Tobacco Malay	2,720,765
556,200	Public Bank BHD	2,929,319
1,170,400	Top Glove Corp.	2,041,066
		7,691,150
Morocco - 1.5%
136,015	Maroc Telecom S.A.	1,665,838
Philippines - 7.4%
2,898,400	Aboitiz Power Corp.	2,627,807
1,104,440	Metropolitan Bank & Trust	3,166,410
36,860	Philippine Long Distance Corp.	2,671,491
		8,465,708
Poland - 5.4%
49,140	Bank Pekao S.A.	2,373,463
30,212	Powszechny Zaklad Ubezpieczen	3,749,345
		6,122,808
South Africa - 10.1%
188,274	Foschini Group Ltd.	2,310,426
1,051,064	Nampak Ltd.	3,667,899
529,626	Sanlam Ltd.	2,718,491
28,781	Shoprite Holding Ltd.	572,510
70,746	Tiger Brands Ltd.	2,262,219
		11,531,545
Taiwan - 10.5%
1,300,000	Far EasTone Telecommunications	2,948,259
179,000	Formosa International Hotels	2,032,444
134,000	HTC Corp.	1,097,049
523,000	President Chain Store Corp.	2,872,823
921,000	Taiwan Semiconductor Manufacturing Co.	3,084,665
		12,035,240
Thailand - 3.7%
247,200	BEC World	541,749
598,700	Siam Commercial Bank	3,641,017
		4,182,766
Turkey - 6.7%
109,195	Anadolu Efes Biracilik Ve Malt *	1,749,172
1,016,278	Anadolu Hayat Emeklilik AS	3,374,776
1,474,634	Turkiye Sise Ve Cam Fabrikalari	2,504,145
		7,628,093
United Arab Emirates - 0.2%
59,617	National Bank Abu Dhabi	178,518
Total Common Stocks (Cost $99,955,964)		99,204,191

Preferred Stocks - 1.0%
Brazil - 1.0%
121,300	AES Tiete S.A.	1,176,534
Total Preferred Stocks (Cost $1,283,901)		1,176,534

Exchange Traded Funds - 3.7%
76,100	iShares MSCI Emerging Markets Index Fund	3,255,558
38,900	iShares S&P India Nifty 50 Index Fund	933,600
Total Exchange Traded Funds (Cost $4,283,127)		4,189,158

Short Term Investments - 6.6%
Money Market Funds - 6.6%
7,488,446	Cash Account Trust - Government & Agency Securities Portfolio, 0.03% #	7,488,446
Total Short Term Investments (Cost $7,488,446)		7,488,446

Total Investments - 98.2% (Cost $113,011,438)		112,058,329
Other Assets in Excess of Liabilities - 1.8%		2,030,382
NET ASSETS - 100.0%		$114,088,711

ADR - American Depositary Receipt
^ All or a portion of this security is considered illiquid. At March 31, 2013, the total market value of securities considered illiquid was $376,716 or .33% of net assets.
* Non-Income Producing.
# Annualized seven-day yield as of March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$113,011,438
Gross unrealized appreciation	3,893,126
Gross unrealized depreciation	(4,846,235)
Net unrealized appreciation	$(953,109)

+ Tax adjustments are calculated annually as of the Fund's fiscal year end. The first tax adjustments for the Fund will be calculated as June 30, 2013. The above amounts do not reflect any tax adjustments.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3

Common Stocks	$28,581,615	$70,622,576	$-
Exchange Traded Funds	$4,189,158	$-	$-
Preferred Stocks	$1,176,534	$-	$-
Short Term Investments	$7,488,446	$-	$-
Total Investments	$41,435,753	$70,622,576	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brown Advisory Funds

By (Signature and Title) */s/ David M. Churchill
                                                  David M. Churchill, President

Date  5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David M. Churchill
                 David M. Churchill, President

Date  5/28/2013

By (Signature and Title)*/s/ Jason T. Meix
 Jason T. Meix, Treasurer

Date  5/30/2013

* Print the name  title of each signing officer under his or her signature.